PREPAYMENTS ON VESSELS (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 12.0	$ 95.0	$ 95.0
Additions	38.3	63.2	65.1
Transferred to vessels	(27.5)	(148.1)	(148.1)
Balance	$ 22.8	$ 10.1	$ 12.0